Statement of compliance	12 Months Ended
Jun. 30, 2022
Statement of compliance
Statement of compliance
1	Statement of compliance

The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Reporting Pronouncements as issued by Financial Reporting Standards Council and the South African Companies Act, 2008. The consolidated financial statements were approved for issue by the Board of Directors on 31 August 2022 and will be presented to shareholders at the Annual General Meeting on 18 November 2022.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million.

The consolidated financial statements are prepared on the going concern basis.

Climate change

Climate change is a defining challenge of our time, with impacts threatening our critical ecosystems, habitats and resources. Sasol supports the Paris Agreement and its calls for higher ambition to reduce the impact of emissions on the planet. We have deepened our commitment to this cause through our updated and newly-developed roadmaps, targets and ambition for the short, medium and long term. In September 2021, we launched our 2050 net zero emissions ambition and Future Sasol strategy, which places us on a trajectory towards a significantly reduced GHG emissions profile. We have set a target to achieve a 30% reduction of scope 1 and 2 emissions for our Energy and International Chemicals business and a 20% emission reduction from the use of energy products for our Energy business by 2030 as we progress towards our Net Zero ambition by 2050 for all operations. Where reasonable and supportable, management has considered the impact of these 2030 targets on a number of key estimates within the financial statements including the estimates of future cash flows used in impairment assessments of non-current assets (refer to note 9), useful lives of property, plant and equipment (refer to note 19), capital commitments (refer to note 19), the estimates of future profitability used in our assessment of the recoverability of deferred tax assets (refer to note 14) and the timing and amount of environmental obligations (refer to note 32).

IBOR reform

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as ‘IBOR reform’). The Group’s remaining exposure to IBORs arise from the US Dollar-denominated term loan and revolving credit facilities which reference the variable 3-month US dollar London Interbank Overnight Rate (LIBOR). On 29 September 2021 the Financial Conduct Authority (FCA) confirmed that it expects that the 3-month US dollar settings will continue to be published based on the current ‘panel bank’ LIBOR methodology, and on a representative basis, until end-June 2023.

1	Statement of compliance continued

As a result, the contractual arrangements relating to the term loan and revolving credit facilities were amended to replace the US dollar LIBOR with the Secured Overnight Financing Rate (SOFR) effective 15 March 2022. The transition also entailed the addition of a fixed credit adjustment spread to the SOFR and new fallback clauses. The fixed credit adjustment spread is based on the rate published by Bloomberg Index Services Limited following the FCA‘s Cessation Announcement on 5 March 2021.

The Group has applied the relief of ‘Interest Rate Benchmark Reform – Phase 2 Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16’ (IBOR reform Phase 2) to these contract amendments. The reliefs apply upon the transition of a financial instrument from an IBOR to a risk-free-rate (RFR). Changes to the basis for determining contractual cash flows as a result of interest rate benchmark reform are required as a practical expedient to be treated as changes to a floating interest rate, provided that the transition from the IBOR benchmark rate to RFR takes place on an economically equivalent basis.

The group entered into seven interest rate swaps in July 2019 to hedge its exposure to the variable USD LIBOR. The interest rate swaps were designated as hedging instruments in a cash flow hedge. Effective 15 March 2022, two of the swaps were transitioned to SOFR on the same basis as for the above debt instruments. The group applied the reliefs provided by IBOR reform Phase 2 that allow the Group’s hedging relationships to continue upon the replacement of an existing interest rate benchmark with an RFR. For the remaining swaps, the Phase 1 amendments allowed hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments are amended as a result of the interest rate benchmark reform. Hedge ineffectiveness arising from the impacts of the reform was immaterial and has been fully recognised in profit or loss.

In June 2022, all of the interest rate swaps were terminated. Refer to note 39. As at 30 June 2022 the group has no remaining exposure to LIBOR.

The group also has exposure to the Johannesburg Interbank Average Rate (JIBAR). The South African Reserve Bank has indicated their intention to move away from JIBAR and to create an alternative reference rate for South Africa. This reform is at various stages globally, and a suitable alternate for South Africa is only expected to be announced in a few years' time. Accordingly, there is uncertainty surrounding the timing and manner in which the transition would occur and how this would affect various financial instruments held by the group.

The group's corporate treasury function monitors and manages the group's transition to alternative rates and evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties. The group's corporate treasury function reports to the board of directors and collaborates with other business functions as needed.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2021. These accounting policies are consistently applied throughout the group.

1	Statement of compliance continued

Reportable irregularity raised by independent auditor

A management review was commissioned following the revisions to the Energy production volume forecast issued on 14 December 2021. The objective of the independent review was to assess the current governance framework in place over the production volume forecasting process, integrated planning and performance management process within the Energy business and the resultant input into the forecast process, the effectiveness thereof (including a detailed root cause analysis) and recommendations for improvement.

Sasol’s independent auditor, PricewaterhouseCoopers Incorporated (PwC), reported a reportable irregularity as defined in the Auditing Profession Act number 26 of 2005 (RI) to the Independent Regulatory Board for Auditors in South Africa. PwC has concluded that the act or omission has been remediated, is no longer continuing and that adequate steps have been taken for the prevention or recovery of any loss as a result thereof. The RI had no impact on the financial results for the six months ended 31 December 2021. PwC expressed an unmodified review opinion on the condensed consolidated interim financial statements for the six months ended 31 December 2021 and unmodified audit opinion at 30 June 2022.

The RI pertained to the revision to the Energy production volume forecast. The Board has put the necessary corrective actions in place including, but not limited to, structural changes and enhanced internal controls and governance processes, and has concluded that the RI has been closed.

Accounting standards, amendments and interpretations issued which are relevant to the group, but not yet effective

The group continuously evaluates the impact of new accounting standards, amendments to accounting standards and interpretations. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date as indicated below. The new accounting standards and amendments to accounting standards issued which are relevant to the group, but not yet effective on 30 June 2022, include:

Amendment to IAS 16 ‘Property, plant and equipment’

The amendment prohibits deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the cost of producing those items, in profit or loss. The amendments are effective for the group’s reporting period beginning on 1 July 2022 and will be applied retrospectively to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the group first applies the amendments. The amendments are not expected to result in a material restatement of previously reported amounts.

1	Statement of compliance continued

Amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’

The amendments specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a ‘directly related cost approach’. The costs that relate directly to a contract to provide goods or services include both incremental costs (e.g. the costs of direct labour and materials) and an allocation of costs directly related to contract activities (e.g. depreciation of equipment used to fulfil the contract). The amendments are effective for the group’s reporting period beginning on 1 July 2022. The effect of the implementation of the standard will not have a material impact on the group’s results.

IFRS 17 ‘Insurance Contracts’

IFRS 17 supersedes IFRS 4 ‘Insurance Contracts’ which currently permits a wide variety of practices in accounting for insurance contracts. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance) regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. IFRS 17 is effective for the group’s reporting period starting on 1 July 2023, with comparative figures required. The effect of the implementation of the new standard is ongoing but is not expected to have a material impact on the group’s results.

Amendments to IAS 1 ‘Presentation of Financial Statements’

The amendments provide guidance on the classification of liabilities as current or non-current in the statement of financial position and does not impact the amount or timing of recognition of any asset, liability, income or expenses, or the information that entities disclose about those items. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in place at the end of the reporting period which enable the reporting entity to defer settlement by at least twelve months. The amendments further make it explicit that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. The amendments are effective for the group from 1 July 2023, will be applied retrospectively and are not expected to significantly impact the group.